SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at March 31, 2024 (Unaudited)

Shares	Common Stocks: 99.9%	Value
	Australia: 10.7%
6,545	Corporate Travel Management Ltd.	$72,458
2,715	JB Hi-Fi Ltd.	113,664
37,462	Metcash Ltd.	95,444
3,479	Sonic Healthcare Ltd.	66,670
		348,236
	China: 28.4%
151,000	China Construction Bank Corp. - H Shares	91,060
55,000	China Medical System Holdings	57,762
20,000	China Merchants Bank Co., Ltd. - H Shares	79,086
37,500	China Overseas Land & Investment Ltd.	53,948
22,500	China Resources Gas Group Ltd.	71,723
183,000	Industrial and Commercial Bank of China Ltd. - H Shares	92,120
21,100	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	80,800
827	NetEase Inc. - ADR	85,570
13,500	Ping An Insurance Group Company of China Ltd. - H Shares	57,005
9,000	Shenzhou International	85,206
36,900	Suofeiya Home Collection - A Shares	78,248
12,094	Zhejiang Supor Cookware - A Shares	95,257
		927,785
	Hong Kong: 4.3%
28,500	BOC Hong Kong Holdings Ltd.	76,285
14,977	Link REIT/The	64,390
		140,675
	India: 3.1%
6,880	Tech Mahindra LTD	102,730

	Malaysia: 2.6%
96,700	Public Bank Bhd	86,015

	Singapore: 8.6%
45,754	Capland Ascendas - REIT	93,863
58,400	CapitaLand Integrated Commercial Trust - REIT	85,637
3,786	DBS Group Holdings Ltd.	101,025
		280,525
	South Korea: 4.7%
13,561	Hanon Systems	60,084
15,165	Korean Reinsurance Co.	93,482
		153,566

SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at March 31, 2024 (Unaudited)

Shares	Common Stocks: 99.9%	Value
	Taiwan: 23.8%
14,000	Catcher Technology Co., Ltd.	$95,150
10,500	Elite Material Co., Ltd.	132,226
26,517	Hon Hai Precision Industry Co., Ltd.	128,848
1,110	Largan Precision Co., Ltd.	84,285
8,800	Nien Made Enterprise Co., Ltd.	97,619
6,500	Novatek Microelectronics Corp.	119,633
895	Taiwan Semiconductor Manufacturing Co., Ltd.	121,765
		779,526

	Thailand: 2.6%
31,300	Tisco Financial Group PCL/Foreign	85,180

	United States: 11.1%
1,164	Aflac Inc.	99,941
102	Broadcom Inc.	135,192
764	Qualcomm Inc.	129,345
		364,478

	Total Common Stocks (Cost $2,740,880)	3,268,716

	Total Investments (Cost $2,740,880): 99.9%	3,268,716
	Other Assets in Excess of Liabilities: 0.1%	1,566
	Total Net Assets - 100.0%	$3,270,282

ADR - American Depository Receipt

PCL - Public Company Limited

REIT - Real Estate Investment Trust